Stock-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options	$ 0	$ 90	$ 90	$ 922
Restricted stock	0	169	1,503	568
Total	$ 0	$ 259	$ 1,593	$ 1,490